RIGHT OF USE ASSETS	12 Months Ended
Dec. 31, 2021
RIGHT OF USE ASSETS
RIGHT OF USE ASSETS

14. RIGHT OF USE ASSETS

The Group leases several assets including building, transmission installation and equipments, power supply, vehicles, and other equipments used in its operations, which generally have lease terms between 1 and 30 years.

The Group leases several pieces of land located throughout Indonesia with Right to Build ("Hak Guna Bangunan" or "HGB") for a period of 10-50 years which will expire between 2022 and 2071. Management believes that there will be no issue in obtaining the extension of the land rights when they expire.

The Group also has certain leases with lease terms of twelve months or less and low-value assets leases. The Group applies the ‘short-term lease’ and ‘lease of low-value assets’ recognition exemptions for these leases. There are no lease contracts with variable lease payments. Short-term lease expense during 2020 and 2021 amounted to Rp3,612 billion and Rp5,251 billion, respectively. Low-value assets lease expense during 2020 and 2021 amounted to Rp119 billion and Rp57 billion, respectively.

The carrying amounts of right of use assets recognized and the movement during the year:

				Reclassifications/
	December 31, 2019	Additions	Deductions	translations	December 31, 2020
At cost:
Land rights	5,671	1,704	(630)	(10)	6,735
Buildings	839	126	(120)	21	866
Transmission installation and equipment	17,487	1,899	(1,183)	(85)	18,118
Power supply	589	97	(18)	—	668
Vehicles	700	238	(230)	(103)	605
Others (each below Rp75 billion)	28	1	(1)	66	94
Total	25,314	4,065	(2,182)	(111)	27,086

Accumulated amortization:
Land rights	(676)	(864)	212	—	(1,328)
Buildings	(237)	(205)	177	(62)	(327)
Transmission installation and equipment	(3,329)	(3,586)	984	—	(5,931)
Power supply	(69)	(194)	9	—	(254)
Vehicles	(111)	(162)	203	1	(69)
Others (each below Rp75 billion)	1	(75)	1	—	(73)
Total	(4,421)	(5,086)	1,586	(61)	(7,982)
Net book value	20,893				19,104

				Reclassifications/
	December 31, 2020	Additions	Deductions	translations	December 31, 2021
At cost:
Land rights	6,735	1,001	(713)	106	7,129
Buildings	866	461	(252)	1	1,076
Transmission installation and equipment	18,118	4,406	(1,352)	25	21,197
Power supply	668	17	(126)	—	559
Vehicles	605	83	(132)	0	556
Others (each below Rp75 billion)	94	74	(246)	84	6
Total	27,086	6,042	(2,821)	216	30,523

Accumulated amortization:
Land rights	(1,328)	(975)	512	(0)	(1,791)
Buildings	(327)	(331)	199	13	(446)
Transmission installation and equipment	(5,931)	(3,182)	655	(0)	(8,458)
Power supply	(254)	(280)	126	—	(408)
Vehicles	(69)	(198)	121	(2)	(148)
Others (each below Rp75 billion)	(73)	(38)	113	(21)	(19)
Total	(7,982)	(5,004)	1,726	(10)	(11,270)
Net book value	19,104				19,253

The carrying amounts of the lease liabilities and the movements are as follows:

	2020	2021

Balance, January 1	17,217	14,877
Additions	4,308	4,234
Deductions	(6,676)	(5,586)
Accrued interest	28	2,363
Balance, December 31	14,877	15,888
The portion that matures within one year	(4,805)	(5,525)
Long-term portion year	10,072	10,363

Maturity analysis of lease payments are as follows:

Years	2020	2021
2022		3,922
2023		3,414
2024		2,434
2025		1,813
2026		1,372
Thereafter		3,024
Total lease payments		15,979
Interest		(2,454)
Net present value of lease payments		13,525
Accrued interest		2,363
Total lease liabilities		15,888
Current maturities		(5,525)
Long-term portion		10,363